Notes Payable - Related Parties (Details) - USD ($) $ in Thousands		Mar. 31, 2020		Mar. 31, 2019
Total Notes Payable - Related Parties		$ 1,926
Less: Current Portion of Notes Payable - Related Parties		2,172
Long-term debt, net of current portion		6,401		1,350
Ecoark Holdings Board Member [Member]
Total Notes Payable - Related Parties	[1]	578
Ecoark Holdings Officers [Member]
Total Notes Payable - Related Parties	[2]	1,242
Banner Midstream Officers [Member]
Total Notes Payable - Related Parties		152	[3]		[4]
Ecoark Holdings - common ownership [Member]
Total Notes Payable - Related Parties		$ 200	[5]		[6]

[1]	A board member advanced $328 to the Company through March 31, 2020, under the terms of a note payable that bears 10% simple interest per annum, and the principal balance along with accrued interest is payable July 30, 2020 or upon demand. Interest expense on the note for the year ended March 31, 2020 was $27. In addition, the Company assumed $250 in notes entered into in March 2020 via the acquisition of Banner Midstream from the same board member at 15% interest.
[2]	William B. Hoagland, Principal Financial Officer, advanced $30 to the Company in May 2019 pursuant to a note with the same terms as the note with the board member. Randy May, CEO, advanced $45 to the Company in August 2019 pursuant to a note with the same terms as the note with the board member. Interest expense on both of these notes was $5. Both of these amounts along with the accrued interest was repaid during the year ended March 31, 2020. In addition, Randy May advanced $1,242 in five separate notes to Banner Midstream and its subsidiaries prior to the acquisition by the Company. These amounts are due at various times through July 2020, and bear intertest at 10-15% interest per annum. Accrued interest on these notes as of March 31, 2020 is $186. $968 of these notes were repaid in May 2020.
[3]	An officer of Banner Midstream who remains an officer of this subsidiary advanced $152 in three separate notes to Banner Midstream and its subsidiaries prior to the acquisition by the Company. These amounts are due at various times through July 2020 and bear interest at 10-15% interest per annum. Accrued interest on these notes as of March 31, 2020 is $17. $55 of these notes were repaid in May 2020.
[4]	An officer of Banner Midstream who remains an officer of this subsidiary advanced $152 in three separate notes to Banner Midstream and its subsidiaries prior to the acquisition by the Company. These amounts are due at various times through July 2020, and bear intertest at 10-15% interest per annum. Accrued interest on these notes as of March 31, 2020 is $17. $55 of these notes were repaid in May 2020.
[5]	A company controlled by an officer of the Company advanced $200 to Banner Midstream and its subsidiaries prior to the acquisition by the Company. These amounts were due April 15, 2020 and bears interest at 14% interest per annum. Accrued interest on this note as of March 31, 2020 is $8. These notes were converted in May 2020.
[6]	A company controlled by an officer of the Company advanced $200 to Banner Midstream and its subsidiaries prior to the acquisition by the Company. These amounts were due April 15, 2020, and bears intertest at 14% interest per annum. Accrued interest on this note as of March 31, 2020 is $8. These notes were converted in May 2020.